Subsidiaries - SJ Semi (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries
Current assets	$ 6,149,591	$ 4,168,984	$ 3,683,753
Non-current assets	8,274,729	7,749,467	6,431,525
Current liabilities	(2,859,228)	(1,906,779)	(1,980,900)
Non-current liabilities	(2,641,512)	(3,290,337)	(2,731,151)
Equity attributable to owners of the Company	5,453,966	5,168,960	4,150,674
Non-controlling interests	2,905,766	1,488,302	1,252,553
Revenue	3,359,984	3,101,175	2,914,180
Other income	57,283	44,957	177
Profit for the year	77,211	126,423	316,434
Profit (loss) attributable to owners	134,055	179,679	376,630
Profit (loss) attributable to the non-controlling interests	(56,844)	(53,256)	(60,196)
Total comprehensive loss attributable to owners	133,977	251,135	326,191
Total comprehensive loss attributable to the non-controlling interests	(56,625)	(51,658)	(61,087)
Total comprehensive income (loss) for the year	77,352	199,477	265,104
Net cash inflow (outflow) from operating activities	799,426	1,080,686	977,202
Net cash inflow (outflow) from investing activities	(3,197,261)	(2,662,139)	(2,443,333)
Net cash inflow (outflow) from financing activities	2,376,922	1,271,591	2,614,778
Net (decrease) increase in cash and cash equivalent	(20,913)	(309,862)	1,148,647
SJ Semiconductor Corporation
Subsidiaries
Current assets	141,016	205,957	224,737
Non-current assets	180,061	131,041	102,790
Current liabilities	(38,280)	(46,608)	(11,656)
Non-current liabilities	(4,257)	(7,002)	(5,421)
Net assets	278,540	283,388	310,450
Equity attributable to owners of the Company	156,035	159,208	174,781
Non-controlling interests	122,505	124,180	135,669
Revenue	51,042	21,862	12,782
Expense	(68,011)	(39,504)	(27,300)
Other income	11,303	6,505	6,564
Profit for the year	(5,666)	(11,137)	(7,954)
Profit (loss) attributable to owners	(3,173)	(6,241)	(4,409)
Profit (loss) attributable to the non-controlling interests	(2,493)	(4,896)	(3,545)
Total comprehensive loss attributable to owners	(3,173)	(6,241)	(4,409)
Total comprehensive loss attributable to the non-controlling interests	(2,493)	(4,896)	(3,545)
Total comprehensive income (loss) for the year	(5,666)	(11,137)	(7,954)
Dividends paid to non-controlling interests	0	0	0
Net cash inflow (outflow) from operating activities	14,429	6,115	(1,194)
Net cash inflow (outflow) from investing activities	1,144	(65,993)	(147,752)
Net cash inflow (outflow) from financing activities	69	(1,983)	109,291
Net (decrease) increase in cash and cash equivalent	$ 15,642	$ (61,861)	$ (39,655)